As filed with the Securities and Exchange Commission on March 21, 2017

File No. 333-146680

File No. 811-22132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 80	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 82	☒

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 80 to the Registration Statement of Aberdeen Funds (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 79 on Form N-1A filed on February 28, 2017. This PEA No. 80 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 79 to the Trust’s registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 80 to the Trust’s registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 80 to the Trust’s registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 21st day of March, 2017.

Aberdeen Funds
Registrant

By:	/s/ Bev Hendry*
Bev Hendry
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name		Title	Date

	/s/ Bev Hendry*	President and Chief Executive Officer	March 21, 2017
Bev Hendry

	/s/ Andrea Melia*	Treasurer, Chief Financial Officer, and Principal Accounting Officer	March 21, 2017
Andrea Melia

	/s/ P. Gerald Malone**	Chairman of the Board	March 21, 2017
P. Gerald Malone

	/s/ Richard H. McCoy**	Trustee	March 21, 2017
Richard H. McCoy

	/s/ Peter D. Sacks**	Trustee	March 21, 2017
Peter D. Sacks

	/s/ John T. Sheehy**	Trustee	March 21, 2017
John T. Sheehy

	/s/ Warren C. Smith**	Trustee	March 21, 2017
Warren C. Smith

	/s/ Rahn K. Porter**	Trustee	March 21, 2017
Rahn K. Porter

	/s/ Steven N. Rappaport**	Trustee	March 21, 2017
Steven N. Rappaport

	/s/ Neville Miles**	Trustee	March 21, 2017
Neville Miles

	/s/ Martin Gilbert**	Trustee	March 21, 2017
Martin Gilbert

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

*    Pursuant to a power of attorney filed as exhibit (q)(2) to Post-Effective Amendment No. 77 on December 29, 2016.

**  Pursuant to a power of attorney filed as exhibit (q)(1) to Post-Effective Amendment No. 77 on December 29, 2016.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase